Significant Accounting Policies - Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) financial_institution	May 05, 2017 EUR (€)	Jul. 25, 2014 EUR (€)
Revolving Credit Facility
Concentration Risk [Line Items]
Maximum borrowing capacity	€ 175,000,000	€ 175,000,000	€ 115,000,000
Number of financial institutions | financial_institution	10
Maximum single commitment	€ 24,000,000
Ten Largest Customers | Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk percentage	49.00%
Ten Largest Customers | Customer Concentration Risk | Sales Revenue, Net | Rubber Carbon Black Segment
Concentration Risk [Line Items]
Concentration risk percentage	64.00%
Ten Largest Customers | Customer Concentration Risk | Sales Revenue, Net | Specialty Carbon Black Segment
Concentration Risk [Line Items]
Concentration risk percentage	39.40%